FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  March 31, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		March 31, 2004
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		36

Form 13F Information Table Value Total:		$106127

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000
)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALDERWOODS GROUP
COM
014383103

1038
100000
DEFINED 01
X


ALLIANCE SEMICON
COM
01877H100
    381
50000
DEFINED 01
X


ALLSTATE
COM
020002101
    351
7900
DEFINED 01
X


ALLTEL
COM
020039103
  2744
55000
DEFINED 01
X


AMERICAN PWR CONV
COM
029066107
    575
25000
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
   695
105307
DEFINED 01
X


BIG DOG HLDINGS
COM
089128102
  1680
296000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  3182
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  3531
100000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  1766
50000
DEFINED 01


X
CHINA YUCHAI
COM

  2001
100000
DEFINED 01
X


CIT GROUP
COM
125581108
  1941
51000
DEFINED 01
X


COMCAST
COM
200300200
  1237
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
    836
30000
DEFINED 01


X
COMCAST CL A
COM
20030N101
    417
14484
DEFINED 01


X
COX COMMUNICAT
COM
224044107
10322
326650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  2336
73920
DEFINED 01


X
EQUIFAX
COM
294429105
  3158
122300
DEFINED 01
X


ENRON RESOURCES
COM
293562104
  3318
72300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
    492
78600
DEFINED 01
X


FRESH DEL MONTE
COM

  3864
150000
DEFINED 01
X


GLACIER WATER
COM
376395109
  2085
100000
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1440
200000
DEFINED 01
X


3M
COM
88579y101
  2047
25000
DEFINED 01
X


3M
COM
88579Y101
  2047
25000
DEFINED 01


X
MARSH & MCLENNAN
COM
571748102
  1621
35000
DEFINED 01
X


NOVELL
COM
670006105
    913
80200
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
18939
542500
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
 7456
400000
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
    932
50000
DEFINED 01


X
PLAINS RESOURCES
COM
726540503
 9454
520000
DEFINED 01
X


SCIQUEST
COM
80908Q404
   100
26666
DEFINED 01
X


SUPERVALU
COM
868536103
  7229
236700
DEFINED 01
X


SUPERVALU
COM
868536103
  1527
50000
DEFINED 01


X
TENARIS
COM
88031M109
  1474
44964
DEFINED 01
X


VALERO
COM
91913Y100
  2998
50000
DEFINED 01
X




TOTAL						 106127